FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      May 15, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       64

Form 13F Information Table Value Total:       $47,421



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     1451    57598 SH       SOLE                             57598
Aaron's Inc                    COM              002535201      343    12856 SH       SOLE                             12856
Abbott Laboratories            COM              002824100      901    18884 SH       SOLE                             18884
Accenture Ltd                  COM              g1150g111      684    24870 SH       SOLE                             24870
Activision Blizzard, Inc.      COM              00507v109      396    37840 SH       SOLE                             37840
American Electric Power Co Inc COM              025537101      527    20850 SH       SOLE                             20850
Amgen Inc                      COM              031162100      658    13285 SH       SOLE                             13285
Amphenol Corp-CL A             COM              032095101     1283    45050 SH       SOLE                             45050
Arch Capital Group             COM              G0450A105      657    12190 SH       SOLE                             12190
BB&T Corporation               COM              054937107      188    11100 SH       SOLE                             11100
Bank of America Corp           COM              060505104      297    43602 SH       SOLE                             43602
Bank of New York Mellon Corp   COM              064058100      585    20721 SH       SOLE                             20721
Best Buy Co Inc                COM              086516101      235     6202 SH       SOLE                              6202
Bristol Myers Squibb Co        COM              110122108      600    27390 SH       SOLE                             27390
CVS/Caremark Corp              COM              126650100      823    29947 SH       SOLE                             29947
Chevron Corp                   COM              166764100     1529    22735 SH       SOLE                             22735
Cisco Systems Inc              COM              17275R102     1211    72200 SH       SOLE                             72200
Coach Inc                      COM              189754104      352    21075 SH       SOLE                             21075
Coca Cola Co                   COM              191216100     1321    30068 SH       SOLE                             30068
Colgate Palmolive Co           COM              194162103      549     9309 SH       SOLE                              9309
Costco Wholesale Corp          COM              22160K105      238     5140 SH       SOLE                              5140
Danaher Corp                   COM              235851102     1052    19400 SH       SOLE                             19400
Dell Inc                       COM              24702R101      863    90992 SH       SOLE                             90992
Disney, Walt Co                COM              254687106      411    22620 SH       SOLE                             22620
Exxon Mobil Corp               COM              30231G102     2216    32540 SH       SOLE                             32540
General Electric Co            COM              369604103      397    39283 SH       SOLE                             39283
Gilead Sciences Inc.           COM              375558103     1238    26725 SH       SOLE                             26725
Goldman Sachs Group Inc        COM              38141g104      754     7115 SH       SOLE                              7115
Google                         COM              38259P508      475     1365 SH       SOLE                              1365
Halliburton Co                 COM              406216101      312    20200 SH       SOLE                             20200
Harris Corp                    COM              413875105      396    13683 SH       SOLE                             13683
Hewlett Packard Co.            COM              428236103      695    21693 SH       SOLE                             21693
Home Depot Inc                 COM              437076102      694    29442 SH       SOLE                             29442
Illinois Tool Works Inc        COM              452308109      708    22959 SH       SOLE                             22959
International Business Machine COM              459200101      975    10068 SH       SOLE                             10068
Johnson & Johnson              COM              478160104     1818    34567 SH       SOLE                             34567
Kellogg Co                     COM              487836108      647    17670 SH       SOLE                             17670
Lockheed Martin Corp           COM              539830109      486     7040 SH       SOLE                              7040
Medtronic Inc                  COM              585055106     1018    34530 SH       SOLE                             34530
Microsoft Corp                 COM              594918104     1273    69290 SH       SOLE                             69290
Nike Inc Cl B                  COM              654106103      411     8770 SH       SOLE                              8770
Northern Trust Corp.           COM              665859104      714    11940 SH       SOLE                             11940
Novartis AG                    COM              66987V109      503    13304 SH       SOLE                             13304
Omnicom Group                  COM              681919106      396    16930 SH       SOLE                             16930
Pfizer Inc                     COM              717081103      254    18625 SH       SOLE                             18625
Philip Morris International In COM              718172109      205     5765 SH       SOLE                              5765
Praxair Inc                    COM              74005P104      714    10610 SH       SOLE                             10610
Procter & Gamble Co            COM              742718109     1792    38060 SH       SOLE                             38060
Qualcomm Inc                   COM              747525103      455    11690 SH       SOLE                             11690
Reliance Steel                 COM              759509102      522    19830 SH       SOLE                             19830
Schering Plough Corp           COM              806605101      235    10000 SH       SOLE                             10000
Smith International Inc        COM              832110100      203     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      503    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103     1028    28305 SH       SOLE                             28305
USX-Marathon Grp               COM              902905827      504    19181 SH       SOLE                             19181
United Technologies Corp       COM              913017109     1795    41763 SH       SOLE                             41763
Verizon Communications         COM              92343v104      638    21125 SH       SOLE                             21125
Wal-Mart Stores Inc            COM              931142103     1909    36645 SH       SOLE                             36645
Walgreen Co                    COM              931422109      572    22050 SH       SOLE                             22050
Wellpoint                      COM              94973V107      425    11200 SH       SOLE                             11200
Wells Fargo Company            COM              949746101      162    11348 SH       SOLE                             11348
Western Digital Corp           COM              958102105      695    35925 SH       SOLE                             35925
XTO Energy Inc                 COM              98385X106     1401    45744 SH       SOLE                             45744
American High Income Tr SBI                     026547109      126 16136.574000SH    SOLE                        16136.574000